Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Foreign Currency Exchange Rate, Translation	6.3				4.3				6.3	4.3
Operating Income (Loss)									$ 352,874,000	$ 306,056,000	$ 228,652,000
Payments to Acquire Property, Plant, and Equipment									81,976,000	46,809,000	36,160,000
spb_NoncurrentAssets	4,143,768,000				2,690,222,000				4,143,768,000	2,690,222,000
Assets	5,619,044,000				3,753,511,000				5,619,044,000	3,753,511,000
Depreciation, Depletion and Amortization	139,893,000									104,616,000	104,760,000
Sales Revenue, Goods, Net	1,137,732,000	1,089,825,000	987,756,000	870,268,000	832,576,000	824,803,000	746,285,000	848,771,000	4,085,581,000	3,252,435,000	3,186,916,000
Business Combination, Integration Related Costs									48,445,000	31,066,000	36,603,000
Restructuring Charges									34,012,000	19,591,000	28,644,000
Asset Impairment Charges									0	0	32,450,000
Interest Expense									369,519,000	191,998,000	208,492,000
Other Nonoperating Income (Expense)									(3,506,000)	(878,000)	(2,491,000)
spb_IncomeLossFromContinuingOperationsBeforeReorganizationItemsAndIncomeTaxes									(20,151,000)	113,180,000	17,669,000
Venezuela Hyperinflation [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)	1,953,000
Consumer Batteries [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									931,647,000	948,652,000	953,301,000
Small Appliances [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									740,289,000	771,568,000	777,823,000
Electric Shaving and Grooming Products [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									276,783,000	279,468,000	274,587,000
Electric Personal Care Products [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									254,858,000	250,251,000	248,442,000
Global Batteries and Appliances [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									47,928,000	36,271,000	25,471,000
spb_NoncurrentAssets	1,545,641,000				1,434,392,000				1,545,641,000	1,434,392,000
Assets	2,360,733,000				2,243,472,000				2,360,733,000	2,243,472,000
Operating Income Before Acquisition and Integration Costs, Restructuring and Related Charges									237,544,000	244,442,000	238,864,000
Depreciation, Depletion and Amortization									67,229,000	63,618,000	68,111,000
Sales Revenue, Goods, Net									2,203,577,000	2,249,939,000	2,254,153,000
Global Pet Supplies [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									8,268,000	7,447,000	7,059,000
spb_NoncurrentAssets	757,299,000				768,140,000				757,299,000	768,140,000
Assets	948,832,000				956,043,000				948,832,000	956,043,000
Operating Income Before Acquisition and Integration Costs, Restructuring and Related Charges									91,080,000	85,866,000	75,564,000
Depreciation, Depletion and Amortization									29,615,000	27,702,000	24,274,000
Sales Revenue, Goods, Net									621,834,000	615,508,000	578,905,000
Home and Garden Business [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									2,395,000	3,091,000	3,630,000
spb_NoncurrentAssets	437,606,000				445,774,000				437,606,000	445,774,000
Assets	500,559,000				508,083,000				500,559,000	508,083,000
Operating Income Before Acquisition and Integration Costs, Restructuring and Related Charges									78,483,000	73,609,000	65,180,000
Depreciation, Depletion and Amortization									11,685,000	13,296,000	12,375,000
Sales Revenue, Goods, Net									390,539,000	386,988,000	353,858,000
Hardware & Home Improvement [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									23,385,000	0	0
spb_NoncurrentAssets	1,335,390,000				0				1,335,390,000	0
Assets	1,735,629,000				0				1,735,629,000	0
Operating Income Before Acquisition and Integration Costs, Restructuring and Related Charges									88,668,000	0	0
Depreciation, Depletion and Amortization									31,364,000	0	0
Sales Revenue, Goods, Net									869,631,000	0	0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									81,976,000	46,809,000	36,160,000
spb_NoncurrentAssets	4,075,936,000				2,648,306,000				4,075,936,000	2,648,306,000
Assets	5,545,753,000				3,707,598,000				5,545,753,000	3,707,598,000
Operating Income Before Acquisition and Integration Costs, Restructuring and Related Charges	495,775,000									403,917,000	379,608,000
Depreciation, Depletion and Amortization	139,893,000									104,616,000	104,760,000
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Payments to Acquire Property, Plant, and Equipment									0	0	0
spb_NoncurrentAssets	67,832,000				41,916,000				67,832,000	41,916,000
Assets	73,291,000				45,913,000				73,291,000	45,913,000
Operating Income Before Acquisition and Integration Costs, Restructuring and Related Charges									60,444,000	47,204,000	53,259,000
Depreciation, Depletion and Amortization									0	0	0
UNITED STATES
Segment Reporting Information [Line Items]
spb_NoncurrentAssets	3,218,523,000				1,988,632,000				3,218,523,000	1,988,632,000
Sales Revenue, Goods, Net									2,411,409,000	1,772,138,000	1,780,127,000
spb_OtherForeignCountriesMember [Member]
Segment Reporting Information [Line Items]
spb_NoncurrentAssets	925,245,000				701,590,000				925,245,000	701,590,000
Sales Revenue, Goods, Net									$ 1,674,172,000	$ 1,480,297,000	$ 1,406,789,000